INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	¥ 13,333,988		¥ 13,989,533
Additions	197,352		120,416	¥ 94,164
Disposals	(1,774)		(3,639)
Disposal of subsidiaries	(8,572)
Impairment	(75,842)		(415,659)
Amortization	(502,921)		(407,287)	(493,412)
Transfer from property, plant and equipment (Note 7)	1,945		55,868
Currency translation differences	6,647		(5,244)
Closing net carrying amount	12,950,823	$ 1,877,693	13,333,988	13,989,533
Goodwill.
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	3,509,515		3,509,857
Impairment	(15,495)
Currency translation differences	874		(342)
Closing net carrying amount	3,494,894		3,509,515	3,509,857
Mining rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	7,315,211		7,638,216
Additions	134,806		98,352
Disposals			(3,639)
Impairment	(60,347)		(175,245)
Amortization	(444,764)		(351,748)
Transfer from property, plant and equipment (Note 7)			45,522
Currency translation differences	5,773		(1,692)
Reclassifications and internal transfers			65,445
Closing net carrying amount	6,950,679		7,315,211	7,638,216
Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	984,286		1,276,295
Additions	19,356		13,452
Impairment			(237,791)
Currency translation differences			(2,225)
Reclassifications and internal transfers			(65,445)
Closing net carrying amount	1,003,642		984,286	1,276,295
Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	1,524,976		1,565,165
Additions	43,190		8,612
Disposals	(1,774)
Disposal of subsidiaries	(8,572)
Impairment			(2,623)
Amortization	(58,157)		(55,539)
Transfer from property, plant and equipment (Note 7)	1,945		10,346
Currency translation differences			(985)
Closing net carrying amount	1,501,608		1,524,976	¥ 1,565,165
Cost
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	17,263,194
Closing net carrying amount	17,453,840		17,263,194
Cost | Goodwill.
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	3,509,515
Closing net carrying amount	3,510,864		3,509,515
Cost | Mining rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	10,435,028
Closing net carrying amount	10,585,156		10,435,028
Cost | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	1,220,020
Closing net carrying amount	1,239,376		1,220,020
Cost | Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	2,098,631
Closing net carrying amount	2,118,444		2,098,631
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(3,929,206)
Closing net carrying amount	(4,503,017)		(3,929,206)
Accumulated amortization and impairment | Goodwill.
Reconciliation of changes in intangible assets and goodwill
Closing net carrying amount	(15,970)
Accumulated amortization and impairment | Mining rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(3,119,817)
Closing net carrying amount	(3,634,477)		(3,119,817)
Accumulated amortization and impairment | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(235,734)
Closing net carrying amount	(235,734)		(235,734)
Accumulated amortization and impairment | Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Opening net carrying amount	(573,655)
Closing net carrying amount	¥ (616,836)		¥ (573,655)